Pensions and Post-Employment Benefits - Aggregate Projected Benefit Obligation for Pension Plans and Other Post-employment Benefits and the Plan Assets by Country (Detail) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of plan assets [line items]
PBO	$ 48,256	$ 56,346	$ 52,219
Assets	29,319	32,693	$ 28,854
Deficit	18,937	23,653
Mexico [member]
Disclosure of fair value of plan assets [line items]
PBO	3,300	3,213
Assets	582	840
Deficit	2,718	2,373
United States [member]
Disclosure of fair value of plan assets [line items]
PBO	5,619	6,378
Assets	3,428	4,031
Deficit	2,191	2,347
United Kingdom [member]
Disclosure of fair value of plan assets [line items]
PBO	28,771	35,602
Assets	20,775	23,145
Deficit	7,996	12,457
Germany [member]
Disclosure of fair value of plan assets [line items]
PBO	3,973	4,362
Assets	195	213
Deficit	3,778	4,149
Other countries [member]
Disclosure of fair value of plan assets [line items]
PBO	6,593	6,791
Assets	4,339	4,464
Deficit	$ 2,254	$ 2,327